Document and Entity Information - USD ($)	6 Months Ended
	Jun. 30, 2016	Mar. 28, 2016
Document And Entity Information
Entity Registrant Name	Focus Universal Inc.
Entity Central Index Key	0001590418
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 60,505,736
Entity Common Stock, Shares Outstanding		34,574,706
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2016